MARKETABLE SECURITIES	12 Months Ended
Aug. 31, 2012
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3 - MARKETABLE SECURITIES:

Marketable securities consist wholly of equity securities of D.N.A Biomedical Solutions Ltd. which were received in March 2011 as part of the consideration for selling the Company's equity method investee Entera. Those securities are classified as available-for-sale and are recorded at fair value.  The D.N.A Shares are listed on the Tel Aviv Stock Exchange ("TASE") and their tradability was restricted for a period of 6 months from the closing date of the transaction according to TASE policy with regards to private placements. Until September 30, 2011, the fair value of the restricted securities was measured based on the quoted prices of the otherwise identical unrestricted securities, adjusted for the effect of the restriction by applying a proper discount. The discount was determined with reference to other similar restricted instruments. Similar securities, with no restriction on tradability, are quoted on an active market. As of the first quarter of 2011, the securities are not restricted and the fair value of the securities is measured based on the quoted prices of the securities on an active market.

Financial assets carried at fair value as of August 31, 2012 and August 31, 2011 are classified in the tables below in one of the three categories described above:

	Level 1	Level 3	Total
Marketable securities:
August 31, 2012	$200,311	-	$200,311
August 31, 2011	-	$384,565	$384,565

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs:

	August 31
	2012	2011
Carrying value at the beginning of the period	$384,565	$-
Additions - see note 5	-	581,977
Reclassification to level 1	(384,565)	-
Impairment of available-for-sale securities - financial expenses	-	(197,412)
Carrying value at the end of the period	$-	$384,565

As of August 31, 2012, the carrying amount of cash and cash equivalents, accounts receivables, other current assets and accounts payables and accrued expenses approximates their fair values due to the short-term maturities of these instruments.

The fair value of long-term deposits also approximates their carrying value, since they bear interest at rates close to the prevailing market rates. The amounts funded in respect of employee rights are stated at cash surrender value which approximates its fair value.

As to financial liabilities carried at fair value, see note 7.